Note 25 - Events After the Reporting Period	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of non-adjusting events after reporting period [text block]

Note 25. Events After the Reporting Period

January 31, 2025, the Company closed a public offering of an aggregate of 3,997,361 of its ADSs and warrants to purchase up to 50% of the ADSs offered at a combined public offering price of $2.71 per ADS with one accompanying warrant for each two ADSs. The Company registered aggregate share capital increases of nominal DKK 49,967,012.50 with the Danish Business Authority, with effective date of January 31, 2025, corresponding to an aggregate increase in the Company’s share capital to nominal DKK 78,332,151.50. This reflected issuances of 199,868,050 shares in connection with the public offering